Guarantee (Details)	Apr. 12, 2021 USD ($)	Apr. 23, 2024 USD ($)	Apr. 23, 2024 CNY (¥)	Apr. 12, 2021 CNY (¥)	Oct. 28, 2013 USD ($)	Oct. 28, 2013 CNY (¥)
Guarantee [Line Items]
Gaurantor term	3 years
Guatantor expiration date	Apr. 11, 2024
Taizhou Jiutian Pharmaceutical Co. Ltd. [Member]
Guarantee [Line Items]
Guarantee amount	$ 387,796	$ 304,696	¥ 2,200,000	¥ 2,800,000
Fenlan Xu for JJianping Zhou [Member]
Guarantee [Line Items]
Guarantee amount					$ 803,291	¥ 5,800,000